Income Taxes Deferred income taxes (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Deferred Tax Liability Not Recognized [Line Items]
Accumulated net operating losses (tax effected)	$ 17,816,700	$ 17,236,000
Deferred revenue	212,900	149,000
Contingent accounts payable	13,800	26,000
Share-based compensation	3,917,400	2,393,000
Charitable contributions	408,200	176,000
Bad debt provision	107,300	17,000
Goodwill	0	164,000
Goodwill	(3,303,000)	0
Other	48,500	0
Deferred tax assets prior to tax credit carryovers	22,524,800	20,161,000
Accumulated depreciation	(155,100)	(80,000)
Deferred Tax Liabilities, Undistributed Foreign Earnings	(2,138,500)	0
Deferred tax liabilities	(5,596,600)	(80,000)
Valuation reserve	(20,702,900)	(20,081,000)
Net deferred tax liability	$ (3,774,700)	$ 0